Intangible Assets, Goodwill and Other (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Investments	$ 428	$ 402
Intangible assets	128	131
Deferred costs	118	83
Goodwill	71	70
Long-term receivables	16	16
Other long-term assets	12	12
Total intangible assets, goodwill and other	773	714
Investments
Investments accounted for under the equity method	389	367
Cost method investments	$ 39	$ 35